SEGMENTS Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Segment Accounting Policy [Text Block]
We evaluate performance based principally on each segment’s operating income and equity earnings. The accounting policies of the segments are the same as those described in Note A.  Affiliate and intersegment sales are recorded on the same basis as sales to unaffiliated customers and are discussed in further detail in Note P.  Net margin is comprised of total revenues less cost of sales and fuel.  Cost of sales and fuel includes commodity purchases, fuel, and storage and transportation costs.